STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

13. STOCKHOLDERS’ EQUITY

Common Stock. Prior to the Separation, Vinco Ventures, Inc. owned 100% of the issued and outstanding common stock of Cryptyde, Inc. Effective June 29, 2022, the Company separated from its former parent company, Vinco Ventures, Inc., and the distribution of its common stock was completed. As of June 30, 2022 and December 31, 2021, the Company had 21,815,166 and 10,000 issued and outstanding shares of common stock, respectively.

On June 29, 2022, Vinco Ventures, Inc. distributed 100% of the shares of our common stock held by Vinco to holders of shares of Vinco common stock, subject to certain conditions.. On the Distribution Date, each holder of Vinco common stock received one share of Cryptyde common stock for every ten shares of Vinco common stock held at the close of business on the Record Date. The total number shares of our common stock issued related to the distribution was18,805,243.

On May 18, 2022, the Company issued warrants to warrant holders of the Former Parent to purchase up to 10,220,193 shares of Common Stock with an initial exercise price of $0.001 per share of Common Stock (the “Replacement Warrants”). The Replacement Warrants have been recorded within stockholders’ equity.

On January 26, 2022, the Company, with respect to certain sections, entered into a Securities Purchase Agreement (the “Equity Private Placement”) with an accredited investor (the “Equity Investor”) for the issuance of a (i) 1,500,000 shares of Common Stock, and (ii) a warrant (the “Equity Investor Warrant”) to purchase up to 1,500,000 shares of Common Stock with an exercise price of $8.00 per share of Common Stock (the “Equity Private Placement”). In addition, the Company issued a warrant to the placement agent to purchase up to 240,000 shares of Common Stock with an initial exercise price of $8.00 per share of Common Stock. The transaction closed on May 20, 2022. The consideration paid to Cryptyde under the Equity Private Placement was $12,000,000. The Equity Private Placement contains covenants on the part of Cryptyde, including that Cryptyde will reserve for the purpose of issuance at least 100% of the maximum number of shares of Common Stock issuable upon conversion of the Equity Investor Warrant. In addition, under the Equity Private Placement, Cryptyde will grant the Equity Investor certain rights to participate in any Subsequent Placements for the same duration as the participation right pursuant to the Note Securities Purchase Agreement. Please see Note 15. Subsequent Events for further information.

8. STOCKHOLDER’S EQUITY

Common Stock. Vinco Ventures, Inc. owns 100% of the issued and outstanding common stock of Cryptyde, Inc. As of December 31, 2021, the Company has 10,000 shares of issued and outstanding shares of common stock.